Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2019	May 21, 2019	Nov. 15, 2012	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 30, 2020	Aug. 29, 2017	Dec. 31, 2016	Feb. 18, 2015	Oct. 09, 2013
Property Plant And Equipment [Line Items]
Restricted cash				$ 7,048,000	$ 2,865,000	$ 5,886,000
Allowance for doubtful accounts				$ 1,495,000	1,495,000	1,495,000			$ 0
Depreciation method				straight line
Scrap value per light weight ton				$ 340
Amortization of deferred dry dock and special survey costs				6,916,000	6,180,000	6,725,000
Vessel impairment losses				$ 36,680,000	44,344,000	32,677,000
Every second year rate of increase of management fees				3.00%
Utilization rate of fleet				98.60%
Amortization and write-off of deferred financing cost and discount				$ 10,916,000	7,258,000	9,744,000
Foreign currency exchange gains/(losses)				$ (22,000)	21,000	(54,000)
Distribution policy members or limited partners description				As per the Partnership Agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Time charter revenues				$ 219,379,000	231,361,000	211,652,000
Equity compensation expense				2,018,000	2,450,000	1,904,000
Cash distribution paid				13,550,000	10,261,000	0
Cost of property repairs and maintenance				29,039,000	26,787,000	14,859,000
Amounts due from related parties, short-term				$ 19,108,000	$ 28,562,000
Conversion of Stock [Line Items]
Common units outstanding				10,987,679	11,270,283		10,987,679
Restricted Common Units
Property Plant And Equipment [Line Items]
Equity compensation expense				$ 2,018,000	$ 2,450,000	1,904,000
Restricted common units vested in period				231,921
Term Loan B facility
Property Plant And Equipment [Line Items]
Cash collateral for borrowed securities					$ 2,000,000
Minimum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys				30 months
Maximum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys				60 months
Navios Holdings
Property Plant And Equipment [Line Items]
Amounts due from related parties, short-term				$ 11,825,000
Navios Containers
Conversion of Stock [Line Items]
Common units outstanding				11,592,276	11,592,276
Ownership percentage				33.50%	33.50%			39.90%
Navios Europe I
Conversion of Stock [Line Items]
Ownership percentage				5.00%	5.00%						5.00%
Navios Europe II
Conversion of Stock [Line Items]
Ownership percentage				5.00%						5.00%
Navios Holdings
Property Plant And Equipment [Line Items]
Supplemental credit default insurance maximum cash payment			$ 20,000,000
Outstanding claim payable				$ 10,000,000
Navios Holdings | Navios Containers
Conversion of Stock [Line Items]
Common units outstanding				1,263,276
Ownership percentage				3.70%
Navios Holdings | Navios Europe I
Conversion of Stock [Line Items]
Ownership percentage											47.50%
Navios Holdings | Navios Europe II
Conversion of Stock [Line Items]
Ownership percentage										47.50%
Navios Containers
Conversion of Stock [Line Items]
Ownership percentage								59.70%
Navios Partners including Navios Containers
Property Plant And Equipment [Line Items]
Amortization of deferred dry dock and special survey costs				$ 6,916,000	$ 6,180,000	7,172,000
Voyage contracts
Property Plant And Equipment [Line Items]
Time charter revenues				9,416,000	9,660,000	0
Time charter
Property Plant And Equipment [Line Items]
Time charter revenues				204,920,000	215,877,000	203,775,000
Pooling arrangements
Property Plant And Equipment [Line Items]
Time charter revenues				5,043,000	5,817,000	6,057,000
Profit sharing
Property Plant And Equipment [Line Items]
Time charter revenues				0	7,000	1,820,000
First Installment by July 1, 2020 | Navios Holdings
Property Plant And Equipment [Line Items]
Amounts due from related parties, short-term				5,000,000
Second Installment by January 1, 2021 | Navios Holdings
Property Plant And Equipment [Line Items]
Amounts due from related parties, long-term				$ 5,000,000
Reverse stock split
Conversion of Stock [Line Items]
Description of reverse stock split		1-for-15 reverse stock split
Reduction of common stock shares outstanding		983
Reverse stock split | Before reverse stock split
Conversion of Stock [Line Items]
Common units outstanding		164,700,000
Drybulk vessels
Property Plant And Equipment [Line Items]
Vessel useful life				25 years
Container vessels
Property Plant And Equipment [Line Items]
Vessel useful life				30 years
Navios Gemini S
Property Plant And Equipment [Line Items]
Vessel impairment losses						2,373,000
YM Unity,YM Utmost,Navios Felicity and Navios Libra II
Property Plant And Equipment [Line Items]
Vessel impairment losses					44,344,000
One Vessel
Property Plant And Equipment [Line Items]
Vessel impairment losses				$ 29,335,000		$ 30,304,000
Navios Galaxy I
Property Plant And Equipment [Line Items]
Vessel impairment losses	$ 7,345,000
Retention Accounts
Property Plant And Equipment [Line Items]
Restricted cash				$ 7,048,000	$ 865,000